Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes
Period over which certain cumulative changes in the ownership interest of significant shareholders will be considered, subject to an annual limitation of net operating loss and tax credit carryforwards	3 years
Percentage of cumulative changes in the ownership interest of significant shareholders that will be considered, subject to an annual limitation of net operating loss and tax credit carryforwards	50.00%
Accrued interest or penalties related to uncertain tax positions	$ 0	$ 0
Interest or penalties related to uncertain tax positions recognized in statements of operations and comprehensive loss	0	0
Uncertain tax position	0	0
Federal | Research and development tax credit carryforwards
Income Taxes
Tax credit carryforwards	2,000	665
State | Research and development tax credit carryforwards
Income Taxes
Tax credit carryforwards	$ 1,000	$ 206